NATIONWIDE®

VARIABLE

ACCOUNT-12

Annual Report

to

Contract Owners

December 31, 2007

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

APO–5397–12/07

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2007

Assets:

Investments at fair value:

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2) 188,823 shares (cost $2,595,460)	$2,567,997

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2) 137,477 shares (cost $1,433,937)	1,429,763

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2) 2,502,583 shares (cost $31,573,315)	31,132,137

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2) 5,073,220 shares (cost $68,845,921)	67,676,755

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2) 733,829 shares (cost $8,395,212)	8,328,964

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat) 11,868,619 shares (cost $111,808,122)	146,289,042

W&R Target Funds, Inc. – Balanced Portfolio (WRBal) 2,681,575 shares (cost $21,754,006)	26,178,607

W&R Target Funds, Inc. – Bond Portfolio (WRBond) 5,270,817 shares (cost $28,364,601)	28,069,737

W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq) 4,172,748 shares (cost $48,201,812)	54,071,723

W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc) 6,175,077 shares (cost $39,830,790)	49,409,876

W&R Target Funds, Inc. – Energy Portfolio (WREnergy) 816,124 shares (cost $4,610,344)	5,690,999

W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes) 2,940,389 shares (cost $23,663,310)	29,650,295

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth) 5,831,034 shares (cost $50,056,893)	70,110,603

W&R Target Funds, Inc. – High Income Portfolio (WRHiInc) 5,780,662 shares (cost $19,821,510)	18,516,038

W&R Target Funds, Inc. – International Growth Portfolio (WRIntGro) 1,775,262 shares (cost $14,883,050)	19,081,579

W&R Target Funds, Inc. – International Value Portfolio (WRIntVal) 806,407 shares (cost $17,568,126)	18,058,269

W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr) 277,880 shares (cost $4,855,680)	5,942,127

W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr) 3,173,821 shares (cost $20,720,148)	22,880,395

W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt) 8,387,803 shares (cost $8,387,803)	8,387,803

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY, Continued

W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec) 1,476,177 shares (cost $7,492,963)	$7,353,280

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS) 1,488,115 shares (cost $11,657,892)	10,397,014

W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech) 1,579,564 shares (cost $26,434,522)	28,396,927

W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCpGr) 1,417,493 shares (cost $14,308,814)	14,518,245

W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal) 656,728 shares (cost $10,476,001)	9,405,599

W&R Target Funds, Inc. – Value Portfolio (WRValue) 5,975,834 shares (cost $37,719,522)	38,030,206

Total investments	721,573,980
Accounts receivable	–

Total assets	721,573,980
Accounts payable	52,846

Contract owners’ equity (note 4)	$721,521,134

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF OPERATIONS

Year Ended December 31, 2007

Investment activity:	Total	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	WRAsStrat	WRBal
Reinvested dividends	$7,025,321	22,353	20,528	346,543	646,880	108,364	801,186	350,410
Mortality and expense risk charges (note 2)	(8,673,525)	(14,737)	(4,368)	(107,101)	(243,186)	(29,547)	(1,795,859)	(390,690)

Net investment income (loss)	(1,648,204)	7,616	16,160	239,442	403,694	78,817	(994,673)	(40,280)

Proceeds from mutual fund shares sold	42,484,787	315,016	190,832	38,675	24,948	108,174	831,775	1,535,361
Cost of mutual fund shares sold	(37,820,168)	(334,662)	(188,294)	(38,515)	(25,543)	(110,967)	(541,481)	(1,184,849)

Realized gain (loss) on investments	4,664,619	(19,646)	2,538	160	(595)	(2,793)	290,294	350,512
Change in unrealized gain (loss) on investments	51,459,272	(27,463)	(4,174)	(441,178)	(1,169,166)	(66,248)	33,591,607	2,219,322

Net gain (loss) on investments	56,123,891	(47,109)	(1,636)	(441,018)	(1,169,761)	(69,041)	33,881,901	2,569,834

Reinvested capital gains	27,938,710	10,911	795	50,790	136,455	22,972	6,248,888	476

Net increase (decrease) in contract owners’ equity resulting from operations	$82,414,397	(28,582)	15,319	(150,786)	(629,612)	32,748	39,136,116	2,530,030

Investment activity:	WRBond	WRCoreEq	WRDivInc	WREnergy	WRGlNatRes	WRGrowth	WRHiInc	WRIntGro
Reinvested dividends	$953,422	325,417	409,378	16,872	6,013	740	1,411,617	100,861
Mortality and expense risk charges (note 2)	(314,605)	(803,561)	(685,641)	(39,846)	(301,195)	(1,018,057)	(245,907)	(212,239)

Net investment income (loss)	638,817	(478,144)	(276,263)	(22,974)	(295,182)	(1,017,317)	1,165,710	(111,378)

Proceeds from mutual fund shares sold	1,206,102	1,291,334	694,663	309,578	474,146	2,714,525	821,687	619,328
Cost of mutual fund shares sold	(1,253,154)	(882,651)	(454,862)	(265,475)	(282,865)	(2,002,663)	(807,802)	(369,286)

Realized gain (loss) on investments	(47,052)	408,683	239,801	44,103	191,281	711,862	13,885	250,042
Change in unrealized gain (loss) on investments	330,395	560,557	5,073,318	1,072,021	4,891,207	11,499,139	(915,690)	1,855,676

Net gain (loss) on investments	283,343	969,240	5,313,119	1,116,124	5,082,488	12,211,001	(901,805)	2,105,718

Reinvested capital gains	–	4,772,881	368,428	15,140	2,121,209	1,610,703	–	470,644

Net increase (decrease) in contract owners’ equity resulting from operations	$922,160	5,263,977	5,405,284	1,108,290	6,908,515	12,804,387	263,905	2,464,984

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF OPERATIONS, Continued

Year Ended December 31, 2007

Investment activity:	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec	WRRealEstS	WRSciTech
Reinvested dividends	$283,288	188,356	–	3,987	346,366	240,135	66,546	–
Mortality and expense risk charges (note 2)	(238,676)	(64,611)	(85,181)	(331,528)	(118,457)	(110,417)	(181,988)	(342,521)

Net investment income (loss)	44,612	123,745	(85,181)	(327,541)	227,909	129,718	(115,442)	(342,521)

Proceeds from mutual fund shares sold	1,003,837	7,455,941	885,252	624,171	12,944,226	836,590	2,301,000	1,319,891
Cost of mutual fund shares sold	(700,047)	(7,616,496)	(519,556)	(504,649)	(12,944,226)	(844,223)	(1,751,220)	(852,251)

Realized gain (loss) on investments	303,790	(160,555)	365,696	119,522	–	(7,633)	549,780	467,640
Change in unrealized gain (loss) on investments	(814,660)	157,325	(47,534)	1,344,059	–	(7,602)	(3,208,292)	(910,948)

Net gain (loss) on investments	(510,870)	(3,230)	318,162	1,463,581	–	(15,235)	(2,658,512)	(443,308)

Reinvested capital gains	1,614,758	–	–	548,782	–	–	469,224	5,219,927

Net increase (decrease) in contract owners’ equity resulting from operations	$1,148,500	120,515	232,981	1,684,822	227,909	114,483	(2,304,730)	4,434,098

Investment activity:	WRSmCpGr	WRSmCpVal	WRValue
Reinvested dividends	$–	506	375,553
Mortality and expense risk charges (note 2)	(195,761)	(143,540)	(654,306)

Net investment income (loss)	(195,761)	(143,034)	(278,753)

Proceeds from mutual fund shares sold	769,747	1,163,224	2,004,764
Cost of mutual fund shares sold	(609,955)	(1,120,095)	(1,614,381)

Realized gain (loss) on investments	159,792	43,129	390,383
Change in unrealized gain (loss) on investments	25,170	(917,838)	(2,629,731)

Net gain (loss) on investments	184,962	(874,709)	(2,239,348)

Reinvested capital gains	1,381,642	448,771	2,425,314

Net increase (decrease) in contract owners’ equity resulting from operations	$1,370,843	(568,972)	(92,787)

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2007 and 2006

	Total		NVITIDAgg2		NVITIDCon2		NVITIDMod2
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(1,648,204)	(931,466)	7,616	–	16,160	–	239,442	–
Realized gain (loss) on investments	4,664,619	1,891,023	(19,646)	–	2,538	–	160	–
Change in unrealized gain (loss) on investments	51,459,272	15,308,171	(27,463)	–	(4,174)	–	(441,178)	–
Reinvested capital gains	27,938,710	18,152,005	10,911	–	795	–	50,790	–

Net increase (decrease) in contract owners’ equity resulting from operations	82,414,397	34,419,733	(28,582)	–	15,319	–	(150,786)	–

Equity transactions:
Purchase payments received from contract owners (note 3)	280,828,554	171,859,953	1,950	–	1,403,228	–	26,156,847	–
Transfers between funds	–	–	2,594,628	–	11,215	–	5,191,203	–
Redemptions (note 3)	(45,672,163)	(46,327,824)	–	–	–	–	(65,127)	–
Annuity benefits	(396,252)	(310,887)	–	–	–	–	–	–
Annual contract maintenance charges (note 2)	(79,869)	(61,712)	–	–	–	–	–	–
Contingent deferred sales charges (note 2)	(617,013)	(361,407)	–	–	–	–	–	–
Adjustments to maintain reserves	(36,846)	(39,957)	(8)	–	(11)	–	(164)	–

Net equity transactions	234,026,411	124,758,166	2,596,570	–	1,414,432	–	31,282,759	–

Net change in contract owners’ equity	316,440,808	159,177,899	2,567,988	–	1,429,751	–	31,131,973	–
Contract owners’ equity beginning of period	405,080,326	245,902,427	–	–	–	–	–	–

Contract owners’ equity end of period	$721,521,134	405,080,326	2,567,988	–	1,429,751	–	31,131,973	–

CHANGES IN UNITS:
Beginning units	30,662,465	20,946,654	–	–	–	–	–	–

Units purchased	32,588,692	22,478,526	260,941	–	140,505	–	3,194,155	–
Units redeemed	(13,270,797)	(12,762,715)	–	–	–	–	(84,514)	–

Ending units	49,980,360	30,662,465	260,941	–	140,505	–	3,109,641	–

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	NVITIDModAg2		NVITIDModCon2		WRAsStrat		WRBal
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$403,694	–	78,817	–	(994,673)	(693,710)	(40,280)	(10,666)
Realized gain (loss) on investments	(595)	–	(2,793)	–	290,294	153,680	350,512	120,757
Change in unrealized gain (loss) on investments	(1,169,166)	–	(66,248)	–	33,591,607	(3,134,340)	2,219,322	1,349,777
Reinvested capital gains	136,455	–	22,972	–	6,248,888	11,754,896	476	66,879

Net increase (decrease) in contract owners’ equity resulting from operations	(629,612)	–	32,748	–	39,136,116	8,080,526	2,530,030	1,526,747

Equity transactions:
Purchase payments received from contract owners (note 3)	62,708,457	–	6,725,138	–	21,584,400	16,200,785	3,617,482	3,114,992
Transfers between funds	5,794,867	–	1,589,045	–	12,100,852	18,874,444	1,302,315	1,887,781
Redemptions (note 3)	(196,957)	–	(17,966)	–	(3,420,410)	(2,230,949)	(1,248,177)	(680,717)
Annuity benefits	–	–	–	–	(83,766)	(61,842)	(26,584)	(25,218)
Annual contract maintenance charges (note 2)	–	–	–	–	(21,585)	(13,071)	(4,364)	(4,202)
Contingent deferred sales charges (note 2)	–	–	–	–	(105,011)	(66,361)	(31,114)	(19,126)
Adjustments to maintain reserves	(1)	–	(3)	–	4,265	161	2,199	957

Net equity transactions	68,306,366	–	8,296,214	–	30,058,745	32,703,167	3,611,757	4,274,467

Net change in contract owners’ equity	67,676,754	–	8,328,962	–	69,194,861	40,783,693	6,141,787	5,801,214
Contract owners’ equity beginning of period	–	–	–	–	77,094,187	36,310,494	20,036,715	14,235,501

Contract owners’ equity end of period	$67,676,754	–	8,328,962	–	146,289,048	77,094,187	26,178,502	20,036,715

CHANGES IN UNITS:
Beginning units	–	–	–	–	4,862,716	2,697,593	1,659,664	1,286,332

Units purchased	6,868,835	–	862,123	–	2,063,406	2,512,155	505,879	528,840
Units redeemed	(71,787)	–	(37,725)	–	(415,687)	(347,032)	(225,275)	(155,508)

Ending units	6,797,048	–	824,398	–	6,510,435	4,862,716	1,940,268	1,659,664

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRBond		WRCoreEq		WRDivInc		WREnergy
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$638,817	440,181	(478,144)	(185,201)	(276,263)	(11,810)	(22,974)	(1,714)
Realized gain (loss) on investments	(47,052)	(18,524)	408,683	117,817	239,801	102,370	44,103	(5,885)
Change in unrealized gain (loss) on investments	330,395	(79,700)	560,557	3,163,415	5,073,318	2,702,472	1,072,021	8,634
Reinvested capital gains	–	4,324	4,772,881	1,052,592	368,428	151,014	15,140	–

Net increase (decrease) in contract owners’ equity resulting from operations	922,160	346,281	5,263,977	4,148,623	5,405,284	2,944,046	1,108,290	1,035

Equity transactions:
Purchase payments received from contract owners (note 3)	5,163,863	2,855,278	7,869,316	5,861,479	9,468,643	6,469,458	2,753,942	851,229
Transfers between funds	8,850,622	1,037,198	4,198,367	7,242,477	4,981,930	6,193,915	794,305	249,000
Redemptions (note 3)	(1,273,415)	(399,066)	(1,953,515)	(1,253,885)	(1,448,071)	(583,991)	(63,039)	(2,101)
Annuity benefits	(18,855)	(9,501)	(31,586)	(26,070)	(17,976)	(12,753)	(370)	–
Annual contract maintenance charges (note 2)	(3,013)	(2,253)	(5,740)	(4,500)	(5,113)	(3,398)	(189)	(33)
Contingent deferred sales charges (note 2)	(31,937)	(13,873)	(66,075)	(50,642)	(49,226)	(8,820)	(1,021)	–
Adjustments to maintain reserves	569	797	1,556	(291)	914	(742)	(4,512)	(43)

Net equity transactions	12,687,834	3,468,580	10,012,323	11,768,568	12,931,101	12,053,669	3,479,116	1,098,052

Net change in contract owners’ equity	13,609,994	3,814,861	15,276,300	15,917,191	18,336,385	14,997,715	4,587,406	1,099,087
Contract owners’ equity beginning of period	14,458,261	10,643,400	38,795,308	22,878,117	31,073,422	16,075,707	1,099,087	–

Contract owners’ equity end of period	$28,068,255	14,458,261	54,071,608	38,795,308	49,409,807	31,073,422	5,686,493	1,099,087

CHANGES IN UNITS:
Beginning units	1,386,869	1,046,722	2,896,797	1,963,031	2,296,386	1,353,605	119,136	–

Units purchased	1,428,451	460,877	973,217	1,138,399	1,078,728	1,079,720	345,318	126,000
Units redeemed	(228,247)	(120,730)	(271,418)	(204,633)	(195,740)	(136,939)	(50,248)	(6,864)

Ending units	2,587,073	1,386,869	3,598,596	2,896,797	3,179,374	2,296,386	414,206	119,136

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRGlNatRes		WRGrowth		WRHiInc		WRIntGro
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(295,182)	(83,190)	(1,017,317)	(765,625)	1,165,710	733,019	(111,378)	(58,582)
Realized gain (loss) on investments	191,281	76,411	711,862	240,032	13,885	(777)	250,042	135,217
Change in unrealized gain (loss) on investments	4,891,207	847,368	11,499,139	2,054,149	(915,690)	180,677	1,855,676	1,384,196
Reinvested capital gains	2,121,209	441,839	1,610,703	–	–	–	470,644	–

Net increase (decrease) in contract owners’ equity resulting from operations	6,908,515	1,282,428	12,804,387	1,528,556	263,905	912,919	2,464,984	1,460,831

Equity transactions:
Purchase payments received from contract owners (note 3)	9,838,944	6,918,625	6,137,638	5,224,526	5,433,368	3,312,950	5,786,136	3,359,351
Transfers between funds	1,120,128	1,260,061	2,575,065	5,834,744	539,353	15,701	1,038,300	67,949
Redemptions (note 3)	(829,687)	(191,197)	(2,477,943)	(1,698,896)	(680,331)	(543,059)	(672,448)	(207,106)
Annuity benefits	(8,317)	(4,127)	(47,784)	(36,131)	(39,329)	(33,776)	(15,543)	(11,048)
Annual contract maintenance charges (note 2)	(3,002)	(1,069)	(10,207)	(9,650)	(2,459)	(2,208)	(1,904)	(1,455)
Contingent deferred sales charges (note 2)	(24,892)	(3,648)	(78,765)	(69,930)	(13,054)	(13,323)	(16,607)	(5,922)
Adjustments to maintain reserves	(46,810)	(31,884)	4,048	335	2,686	1,811	776	368

Net equity transactions	10,046,364	7,946,761	6,102,052	9,244,998	5,240,234	2,738,096	6,118,710	3,202,137

Net change in contract owners’ equity	16,954,879	9,229,189	18,906,439	10,773,554	5,504,139	3,651,015	8,583,694	4,662,968
Contract owners’ equity beginning of period	12,648,099	3,418,910	51,204,870	40,431,316	13,011,839	9,360,824	10,497,858	5,834,890

Contract owners’ equity end of period	$29,602,978	12,648,099	70,111,309	51,204,870	18,515,978	13,011,839	19,081,552	10,497,858

CHANGES IN UNITS:
Beginning units	835,359	279,201	4,510,514	3,669,245	1,063,343	827,416	683,784	452,034

Units purchased	668,668	634,059	980,157	1,302,015	571,046	362,557	446,533	291,097
Units redeemed	(118,894)	(77,901)	(490,250)	(460,746)	(155,290)	(126,630)	(85,328)	(59,347)

Ending units	1,385,133	835,359	5,000,421	4,510,514	1,479,099	1,063,343	1,044,989	683,784

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRIntVal		WRLTBond		WRMicCpGr		WRMidCpGr
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$44,612	71,055	123,745	150,642	(85,181)	(67,495)	(327,541)	(101,422)
Realized gain (loss) on investments	303,790	87,909	(160,555)	(12,407)	365,696	99,654	119,522	24,955
Change in unrealized gain (loss) on investments	(814,660)	1,260,319	157,325	13,377	(47,534)	414,606	1,344,059	675,242
Reinvested capital gains	1,614,758	820,896	–	–	–	–	548,782	3,852

Net increase (decrease) in contract owners’ equity resulting from operations	1,148,500	2,240,179	120,515	151,612	232,981	446,765	1,684,822	602,627

Equity transactions:
Purchase payments received from contract owners (note 3)	5,010,281	3,522,149	199,650	1,056,427	1,339,671	1,268,746	4,063,531	3,230,533
Transfers between funds	169,890	329,441	(7,046,165)	141,226	(571,881)	84,423	3,616,754	7,110,642
Redemptions (note 3)	(563,556)	(351,867)	(155,973)	(319,304)	(257,277)	(115,797)	(440,823)	(201,139)
Annuity benefits	(4,803)	(2,952)	(4,058)	(5,981)	(2,540)	(2,492)	(2,631)	(2,178)
Annual contract maintenance charges (note 2)	(1,950)	(1,466)	(627)	(1,204)	(864)	(853)	(1,656)	(506)
Contingent deferred sales charges (note 2)	(12,045)	(5,798)	(3,170)	(7,461)	(6,675)	(2,753)	(13,745)	(3,276)
Adjustments to maintain reserves	617	145	153	554	181	(247)	(2,155)	(11,170)

Net equity transactions	4,598,434	3,489,652	(7,010,190)	864,257	500,615	1,231,027	7,219,275	10,122,906

Net change in contract owners’ equity	5,746,934	5,729,831	(6,889,675)	1,015,869	733,596	1,677,792	8,904,097	10,725,533
Contract owners’ equity beginning of period	12,311,318	6,581,487	6,889,675	5,873,806	5,208,498	3,530,706	13,981,814	3,256,281

Contract owners’ equity end of period	$18,058,252	12,311,318	–	6,889,675	5,942,094	5,208,498	22,885,911	13,981,814

CHANGES IN UNITS:
Beginning units	758,800	517,152	674,324	588,192	378,791	283,783	1,159,802	288,042

Units purchased	394,018	309,786	149,411	210,363	114,286	131,981	696,121	915,178
Units redeemed	(126,234)	(68,138)	(823,735)	(124,231)	(80,753)	(36,973)	(141,087)	(43,418)

Ending units	1,026,584	758,800	–	674,324	412,324	378,791	1,714,836	1,159,802

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRMMkt		WRMortSec		WRRealEstS		WRSciTech
Investment activity:	2007	2006	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$227,909	140,025	129,718	193,905	(115,442)	(41,034)	(342,521)	(239,887)
Realized gain (loss) on investments	–	–	(7,633)	(12,759)	549,780	96,568	467,640	253,122
Change in unrealized gain (loss) on investments	–	–	(7,602)	(26,944)	(3,208,292)	1,606,174	(910,948)	431,651
Reinvested capital gains	–	–	–	–	469,224	271,654	5,219,927	488,881

Net increase (decrease) in contract owners’ equity resulting from operations	227,909	140,025	114,483	154,202	(2,304,730)	1,933,362	4,434,098	933,767

Equity transactions:
Purchase payments received from contract owners (note 3)	74,297,887	91,241,723	1,542,616	1,415,975	3,879,595	3,864,248	6,925,235	4,823,150
Transfers between funds	(47,866,939)	(52,755,500)	150,368	1,260,292	(2,105,197)	475,882	81,735	(322,348)
Redemptions (note 3)	(25,618,507)	(34,456,169)	(250,440)	(163,310)	(406,347)	(340,741)	(953,752)	(695,487)
Annuity benefits	(4,807)	(121)	(281)	(63)	(3,736)	(2,484)	(25,041)	(20,683)
Annual contract maintenance charges (note 2)	(1,098)	(978)	(787)	(534)	(1,525)	(1,217)	(4,021)	(3,664)
Contingent deferred sales charges (note 2)	(17,342)	(3,467)	(4,481)	(3,070)	(13,354)	(2,771)	(33,600)	(18,360)
Adjustments to maintain reserves	(7,512)	(679)	144	(261)	1,054	(1,199)	1,309	527

Net equity transactions	781,682	4,024,809	1,437,139	2,509,029	1,350,490	3,991,718	5,991,865	3,763,135

Net change in contract owners’ equity	1,009,591	4,164,834	1,551,622	2,663,231	(954,240)	5,925,080	10,425,963	4,696,902
Contract owners’ equity beginning of period	7,377,959	3,213,125	5,801,626	3,138,395	11,346,461	5,421,381	17,970,932	13,274,030

Contract owners’ equity end of period	$8,387,550	7,377,959	7,353,248	5,801,626	10,392,221	11,346,461	28,396,895	17,970,932

CHANGES IN UNITS:
Beginning units	718,111	321,848	549,710	306,412	655,692	401,576	1,289,943	1,010,750

Units purchased	8,657,478	10,367,536	246,677	293,952	296,524	305,190	547,940	413,134
Units redeemed	(8,583,274)	(9,971,273)	(111,974)	(50,654)	(226,374)	(51,074)	(164,846)	(133,941)

Ending units	792,315	718,111	684,413	549,710	725,842	655,692	1,673,037	1,289,943

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY, Continued

Years Ended December 31, 2007 and 2006

	WRSmCpGr		WRSmCpVal		WRValue
Investment activity:	2007	2006	2007	2006	2007	2006
Net investment income (loss)	$(195,761)	(156,780)	(143,034)	(104,625)	(278,753)	(138,552)
Realized gain (loss) on investments	159,792	157,764	43,129	(5,400)	390,383	280,519
Change in unrealized gain (loss) on investments	25,170	(760,511)	(917,838)	495,884	(2,629,731)	2,721,725
Reinvested capital gains	1,381,642	1,058,403	448,771	702,627	2,425,314	1,334,148

Net increase (decrease) in contract owners’ equity resulting from operations	1,370,843	298,876	(568,972)	1,088,486	(92,787)	4,197,840

Equity transactions:
Purchase payments received from contract owners (note 3)	2,920,978	2,880,331	2,105,425	1,601,250	3,894,333	2,786,748
Transfers between funds	(377,157)	(410,443)	(580,576)	(490,703)	1,846,973	1,913,818
Redemptions (note 3)	(545,531)	(276,464)	(547,612)	(312,727)	(1,585,259)	(1,303,852)
Annuity benefits	(18,735)	(17,980)	(4,975)	(4,865)	(34,535)	(30,622)
Annual contract maintenance charges (note 2)	(2,405)	(2,337)	(1,640)	(1,782)	(5,720)	(5,332)
Contingent deferred sales charges (note 2)	(18,153)	(6,867)	(21,065)	(4,527)	(55,681)	(51,412)
Adjustments to maintain reserves	1,141	366	271	(172)	2,447	710

Net equity transactions	1,960,138	2,166,606	949,828	786,474	4,062,558	3,310,058

Net change in contract owners’ equity	3,330,981	2,465,482	380,856	1,874,960	3,969,771	7,507,898
Contract owners’ equity beginning of period	11,187,197	8,721,715	9,024,746	7,149,786	34,060,454	26,552,556

Contract owners’ equity end of period	$14,518,178	11,187,197	9,405,602	9,024,746	38,030,225	34,060,454

CHANGES IN UNITS:
Beginning units	850,262	684,868	692,952	631,464	2,619,510	2,337,388

Units purchased	246,871	276,830	202,823	147,373	648,581	671,484
Units redeemed	(105,047)	(111,436)	(130,899)	(85,885)	(346,171)	(389,362)

Ending units	992,086	850,262	764,876	692,952	2,921,920	2,619,510

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-12

NOTES TO FINANCIAL STATEMENTS

December 31, 2007 and 2006

(1)	Background and Summary of Significant Accounting Policies

(a)	Organization and Nature of Operations

Nationwide Variable Account-12 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on July 10, 2001 and commenced operations on October 24, 2002. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

The Company offers Individual Deferred Variable Annuity Contracts and Individual Single Purchase Payment Immediate Variable Annuity Contracts through the Account. The contracts are distributed by the Company and marketed exclusively through Waddell & Reed.

(b)	The Contracts

Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees, are offered for purchase. See note 2 for a discussion of contract expenses. Contract owners in either the accumulation or payout phase may invest in any of the following:

Portfolios	of the Nationwide Variable Insurance Trust (Nationwide VIT) (formerly Gartmore GVIT);

Nationwide VIT – Investor Destinations Aggressive Fund – Class II (NVITIDAgg2)

Nationwide VIT – Investor Destinations Conservative Fund – Class II (NVITIDCon2)

Nationwide VIT – Investor Destinations Moderate Fund – Class II (NVITIDMod2)

Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II (NVITIDModAg2) Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II (NVITIDModCon2)

Portfolios	of the W&R Target Funds, Inc.;

W&R Target Funds, Inc. – Asset Strategy Portfolio (WRAsStrat)

W&R Target Funds, Inc. – Balanced Portfolio (WRBal)

W&R Target Funds, Inc. – Bond Portfolio (WRBond)

W&R Target Funds, Inc. – Core Equity Portfolio (WRCoreEq)

W&R Target Funds, Inc. – Dividend Income Portfolio (WRDivInc)

W&R Target Funds, Inc. – Energy Portfolio (WREnergy)

W&R Target Funds, Inc. – Global Natural Resources Portfolio (WRGlNatRes)

W&R Target Funds, Inc. – Growth Portfolio (WRGrowth)

W&R Target Funds, Inc. – High Income Portfolio (WRHiInc)

W&R Target Funds, Inc. – International Growth Portfolio (WRIntGro)

W&R Target Funds, Inc. – International Value Portfolio (WRIntVal)

W&R Target Funds, Inc. – Limited-Term Bond Portfolio (WRLTBond)*

W&R Target Funds, Inc. – Micro Cap Growth Portfolio (WRMicCpGr)

W&R Target Funds, Inc. – Mid Cap Growth Portfolio (WRMidCpGr)

W&R Target Funds, Inc. – Money Market Portfolio (WRMMkt)

W&R Target Funds, Inc. – Mortgage Securities Portfolio (WRMortSec)

W&R Target Funds, Inc. – Real Estate Securities Portfolio (WRRealEstS)

W&R Target Funds, Inc. – Science and Technology Portfolio (WRSciTech)

W&R Target Funds, Inc. – Small Cap Growth Portfolio (WRSmCpGr)

W&R Target Funds, Inc. – Small Cap Value Portfolio (WRSmCpVal)

W&R Target Funds, Inc. – Value Portfolio (WRValue)

*At	December 31, 2007, contract owners were not invested in this fund.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)	Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2007 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on a First in – First out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)	Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)	Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f)	Calculation of Annuity Reserves

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 6%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

(g)	New Accounting Pronouncement

In September 2006, the FASB issued SFAS 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities and requires new disclosures about fair value measurements. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. For assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to initial recognition, the reporting entity shall disclose information that enables financial statement users to assess the inputs used to develop those measurements. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Company will adopt SFAS 157 effective January 1, 2008. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.

(2)	Expenses

The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners’ contract value a contingent deferred sales charge. For Select Income Annuity contracts, this charge will not exceed 6% of the purchase payments withdrawn and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. For Select Preferred Annuity contracts this charge will not exceed 8% of the purchase payments withdrawn and declines a specified percentage each year. After the end of the seventh contract year this charge is 0%. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

The Company may deduct an annual contract maintenance charge of $50 from deferred annuity contracts, depending on the amount of assets in the contract, which is satisfied by surrendering units.

The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per poduct. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

Nationwide Variable Account-12 Options	Select Income Annuity	Select Preferred Annuity
Variable Account Charges – Recurring	1.50%	1.25%
Death Benefit Options:
Allows enhanced provision in place of the standard death benefit.
Five-Year Enhanced	–	0.05%
One-Year Enhanced	–	0.15%
One-Month Enhanced	–	0.30%
Combination Enhanced	–	0.40%
Spousal Protection Annuity Option	–	0.10%
Allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
Beneficiary Protector II Option	–	0.35%
Upon death of the annuitant, in addition to any death benefit payable, the contract will be credited an additional amount.
Extra Value Options (EV):

Fee assessed to assets of the variable account and to allocations made to the fixed account or guaranteed term options in exchange for application of Extra Value Credit of purchase payments made during the first 12 months contract is in force.

3% Extra Value Credit Option	–	0.50%
4% Extra Value Credit Option	–	0.60%
Capital Preservation and Income Options:
Capital Preservation Plus Option	–	0.50%
Provides a return of principle over the elected program period.
Capital Preservation Plus Lifetime Income Option	–	1.00%
Provides a return of principle over the elected program period and provides for a consistent lifetime income stream regardless of actual value of contract.
Lifetime Income Option	–	1.00%
Provides for lifetime withdrawals even after the contract value is zero.
Spousal Continuation Benefit	–	0.15%
Allows surviving spouse to continue to receive the lifetime benefit associated with the
Lifetime Income Option.

Maximum Variable Account Charges(1):	1.50%	3.85%

(1)

When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2007.

	Total	NVITIDAgg2	NVITIDCon2	NVITIDMod2	NVITIDModAg2	NVITIDModCon2	WRAsStrat	WRBal
1.25%	$1,150,245	–	3,269	47,089	106,698	13,889	167,004	37,884
1.30%	239,117	–	279	2,833	10,639	682	37,318	8,749
1.35%	220,730	–	269	8,373	31,378	2,947	32,825	5,477
1.40%	1,000,574	–	239	8,428	34,866	2,332	170,475	31,653
1.50%	1,011,443	–	312	9,101	23,118	1,152	168,513	46,241
1.55%	216,583	–	–	–	913	–	44,236	9,920
1.60%	19,556	–	–	–	619	–	3,163	383
1.65%	489,039	–	–	1,542	5,037	545	81,957	15,195
1.70%	8,554	–	–	–	–	–	1,895	193
1.75%	699,223	–	–	387	638	77	125,701	44,348
1.80%	45,849	–	–	–	–	–	7,423	3,401
1.85%	1,265,357	4,239	–	10,084	10,684	6,128	376,059	52,567
1.90%	479,071	1,382	–	2,728	3,616	19	113,534	30,734
1.95%	205,407	684	–	2,206	3,880	83	61,805	8,375
2.00%	726,033	6,197	–	10,627	7,386	1,450	185,744	36,724
2.05%	16,435	–	–	–	–	–	2,394	1,696
2.10%	422,158	1,699	–	2,174	2,417	243	102,574	21,523
2.15%	70,939	–	–	184	183	–	15,079	9,996
2.20%	2,750	–	–	–	–	–	1,296	41
2.25%	149,475	536	–	58	57	–	39,854	11,725
2.30%	2,659	–	–	–	–	–	889	193
2.35%	88,041	–	–	1,016	1,012	–	23,628	6,346
2.40%	13,706	–	–	–	–	–	2,458	1,402
2.45%	27,050	–	–	271	45	–	2,638	1,799
2.50%	30,275	–	–	–	–	–	12,060	1,503
2.60%	59,130	–	–	–	–	–	12,047	1,700
2.70%	1,043	–	–	–	–	–	344	–
2.75%	9,563	–	–	–	–	–	1,587	439
3.10%	3,520	–	–	–	–	–	1,359	483

Totals	$8,673,525	14,737	4,368	107,101	243,186	29,547	1,795,859	390,690

	WRBond	WRCoreEq	WRDivInc	WREnergy	WRGlNatRes	WRGrowth	WRHiInc	WRIntGro
1.25%	$55,897	67,696	65,724	7,426	55,730	96,672	40,098	36,657
1.30%	12,745	18,330	11,612	844	11,891	22,301	8,823	15,102
1.35%	9,524	10,800	7,408	358	6,385	20,233	8,673	6,898
1.40%	42,556	78,558	71,534	6,949	63,012	78,533	44,463	32,242
1.50%	40,450	75,556	61,443	5,713	58,033	89,472	49,956	42,127
1.55%	10,935	15,086	20,014	2,004	10,413	9,017	12,890	8,557
1.60%	430	1,743	1,341	320	783	1,490	1,589	1,422
1.65%	15,887	29,429	34,552	3,995	30,142	47,559	23,490	20,870
1.70%	514	234	913	265	840	164	525	49
1.75%	25,963	70,354	54,407	5,520	25,840	110,705	24,233	21,110
1.80%	1,975	5,913	2,340	–	44	15,368	98	–
1.85%	37,360	151,301	125,649	2,171	11,479	172,740	2,714	5,738
1.90%	11,066	61,819	51,966	13	2,952	85,151	3,840	903
1.95%	4,665	28,113	21,591	–	455	32,862	110	–
2.00%	19,394	83,661	76,256	1,123	11,748	104,894	8,159	7,192
2.05%	1,624	925	1,159	–	–	2,820	139	648
2.10%	5,555	56,986	48,796	1,336	6,095	55,976	6,548	4,347
2.15%	4,894	6,968	5,957	169	1,541	9,573	361	746
2.20%	57	525	371	–	–	180	–	–
2.25%	6,352	15,073	8,244	1,317	2,295	26,416	588	1,885
2.30%	–	–	390	–	–	991	–	–
2.35%	3,092	10,594	8,719	13	245	10,285	2,553	577
2.40%	173	2,040	1,665	–	–	3,734	–	–
2.45%	661	5,068	685	128	3	5,773	575	195
2.50%	1,263	2,440	821	182	313	2,208	421	–
2.60%	–	3,630	1,399	–	835	9,771	5,061	4,974
2.70%	183	–	–	–	121	293	–	–
2.75%	889	369	685	–	–	2,540	–	–
3.10%	501	350	–	–	–	336	–	–

Totals	$314,605	803,561	685,641	39,846	301,195	1,018,057	245,907	212,239

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

	WRIntVal	WRLTBond	WRMicCpGr	WRMidCpGr	WRMMkt	WRMortSec	WRRealEstS	WRSciTech
1.25%	$42,295	16,643	12,471	19,366	25,497	13,773	31,516	62,732
1.30%	8,144	2,614	3,823	6,018	5,093	2,487	8,263	15,594
1.35%	10,686	1,595	4,059	4,069	2,610	4,749	4,235	10,719
1.40%	42,389	6,803	14,985	24,784	22,038	14,716	35,494	64,796
1.50%	42,613	6,529	15,292	16,557	13,822	9,884	41,340	68,077
1.55%	10,157	1,670	2,732	3,723	5,873	4,838	7,648	11,408
1.60%	703	81	450	253	–	272	1,369	1,550
1.65%	30,904	2,164	8,199	9,802	9,954	7,234	15,882	34,599
1.70%	676	56	–	177	–	96	391	691
1.75%	19,298	7,387	9,574	15,010	7,594	3,484	12,638	27,397
1.80%	–	238	–	15	110	110	–	366
1.85%	4,549	7,948	1,057	104,686	12,988	24,500	6,368	7,628
1.90%	4,134	1,656	673	25,611	677	6,200	3,596	4,080
1.95%	632	536	112	16,173	636	3,054	101	385
2.00%	9,441	3,680	6,190	42,809	2,656	8,996	7,814	9,697
2.05%	145	505	142	–	229	–	–	–
2.10%	7,356	1,423	3,487	32,679	1,446	3,170	2,533	6,665
2.15%	1,607	517	–	403	526	401	291	1,532
2.20%	–	30	–	–	–	–	–	–
2.25%	2,158	796	780	3,375	424	274	1,792	4,471
2.30%	–	–	–	–	–	–	–	–
2.35%	291	426	607	4,176	3,050	644	–	1,113
2.40%	–	238	–	–	107	–	–	–
2.45%	–	–	548	567	357	395	–	3,206
2.50%	49	574	–	340	–	1,140	169	279
2.60%	449	–	–	935	2,770	–	548	5,434
2.70%	–	–	–	–	–	–	–	102
2.75%	–	173	–	–	–	–	–	–
3.10%	–	329	–	–	–	–	–	–

Totals	$238,676	64,611	85,181	331,528	118,457	110,417	181,988	342,521

	WRSmCpGr	WRSmCpVal	WRValue
1.25%	$36,822	32,541	54,856
1.30%	12,536	3,478	8,919
1.35%	5,932	5,596	14,932
1.40%	30,026	24,221	54,482
1.50%	39,777	27,331	59,034
1.55%	6,480	5,872	12,197
1.60%	188	907	500
1.65%	14,371	17,873	27,857
1.70%	542	–	333
1.75%	15,784	9,377	62,397
1.80%	384	60	8,004
1.85%	3,945	2,694	120,081
1.90%	2,608	1,650	58,463
1.95%	202	108	18,639
2.00%	7,840	1,466	64,889
2.05%	548	228	3,233
2.10%	6,372	3,597	37,161
2.15%	1,045	1,210	7,756
2.20%	–	–	250
2.25%	1,624	3,113	16,268
2.30%	–	–	196
2.35%	85	1,250	8,319
2.40%	–	–	1,889
2.45%	2,065	–	2,071
2.50%	355	–	6,158
2.60%	6,230	968	2,379
2.70%	–	–	–
2.75%	–	–	2,881
3.10%	–	–	162

Totals	$195,761	143,540	654,306

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)	Related Party Transactions

The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2007 and 2006, total transfers to the Account from the fixed account were $994,832 and $939,276, respectively, and total transfers from the Account to the fixed account were $1,744,313 and $1,690,743, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity.

For contracts with the Extra Value option, the Company contributed $104,952 and $140,395 to the Account in the form of bonus credits to the contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at the time the related purchase payment from the contract owner is received.

For Purchase Payment Credits to Select Preferred Annuity contracts, the Company contributed $267,618 and $135,791 to the Account in the form of additional credit to the contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and, as applicable, are applied to a contract when cumulative purchase payments reach certain aggregate levels.

For guaranteed minimum death benefits, the Company contributed $38,978 and $21,748 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2007 and 2006, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)	Financial Highlights

The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values and contract owners’ equity outstanding for variable annuity contracts as of the end of the periods indicated, and contract expense rate, investment income ratio and total return for each period in the five-year period ended December 31, 2007. Beginning in 2004 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented.

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

Nationwide VIT – Investor Destinations Aggressive Fund – Class II
2007	1.85% to 2.25%	260,941	$9.85 to 9.82	$2,567,988	1.74%	-1.52% to -1.79%

Nationwide VIT – Investor Destinations Conservative Fund – Class II
2007	1.25% to 1.50%	140,505	10.18 to 10.16	1,429,751	2.87%	1.78% to 1.61%

Nationwide VIT – Investor Destinations Moderate Fund – Class II
2007	1.25% to 2.45%	3,109,641	10.02 to 9.94	31,131,973	2.23%	0.23% to -0.58%
Nationwide VIT – Investor Destinations Moderately Aggressive Fund – Class II
2007	1.25% to 2.45%	6,797,048	9.96 to 9.88	67,676,754	1.91%	-0.35% to -1.17%

Nationwide VIT – Investor Destinations Moderately Conservative Fund – Class II
2007	1.25% to 2.10%	824,398	10.12 to 10.06	8,328,962	2.60%	1.15% to 0.57%

W&R Target Funds, Inc. – Asset Strategy Portfolio
2007	1.25% to 3.10%	6,510,435	22.57 to 20.99	146,284,741	0.72%	42.30% to 39.63%
2006	1.25% to 3.10%	4,862,716	15.86 to 15.03	77,094,187	0.45%	18.65% to 16.44%
2005	1.25% to 3.10%	2,697,593	13.37 to 12.91	36,310,494	1.18%	22.73% to 20.43%
2004	1.25% to 2.75%	1,140,922	10.89 to 10.75	12,631,594	2.42%	8.91% to 7.53% (a) (b)
2003	1.50%	47,341	11.01	521,371	1.94%	9.80%

W&R Target Funds, Inc. – Balanced Portfolio
2007	1.25% to 3.10%	1,940,268	13.41 to 12.48	26,178,502	1.52%	12.24% to 10.12%
2006	1.25% to 3.10%	1,659,664	11.95 to 11.33	20,036,715	1.59%	9.82% to 7.77%
2005	1.25% to 3.10%	1,286,332	10.88 to 10.51	14,235,501	1.59%	3.71% to 1.77%
2004	1.25% to 2.75%	746,129	10.49 to 10.36	8,058,694	2.67%	4.94% to 3.61% (a) (b)
2003	1.50%	30,976	11.79	365,215	1.16%	17.31%

W&R Target Funds, Inc. – Bond Portfolio
2007	1.25% to 3.10%	2,587,073	10.90 to 10.14	28,068,255	4.48%	4.34% to 2.38%
2006	1.25% to 3.10%	1,386,869	10.45 to 9.90	14,458,261	5.03%	2.94% to 1.02%
2005	1.25% to 3.10%	1,046,722	10.15 to 9.80	10,643,400	5.82%	0.35% to -1.53%
2004	1.25% to 2.75%	545,478	10.11 to 9.98	5,557,668	8.10%	1.13% to -0.15% (a) (b)
2003	1.50%	23,626	10.41	245,885	6.73%	2.62%

W&R Target Funds, Inc. – Core Equity Portfolio
2007	1.25% to 3.10%	3,598,596	15.05 to 13.99	54,069,395	0.70%	12.60% to 10.48%
2006	1.25% to 3.10%	2,896,797	13.36 to 12.67	38,795,308	1.06%	15.53% to 13.37%
2005	1.25% to 3.10%	1,963,031	11.57 to 11.17	22,878,117	0.45%	7.65% to 5.64%
2004	1.25% to 2.75%	941,977	10.74 to 10.61	10,330,171	1.15%	7.45% to 6.09% (a) (b)
2003	1.50%	40,779	11.63	474,336	1.14%	15.51%

W&R Target Funds, Inc. – Dividend Income Portfolio
2007	1.25% to 2.75%	3,179,374	15.78 to 14.88	49,406,307	1.02%	15.25% to 13.49%
2006	1.25% to 2.75%	2,296,386	13.69 to 13.11	31,073,422	1.58%	14.47% to 12.74%
2005	1.25% to 2.75%	1,353,605	11.96 to 11.63	16,075,707	1.49%	11.62% to 9.93%
2004	1.25% to 2.75%	594,461	10.71 to 10.58	6,357,667	1.21%	7.14% to 5.78% (a) (b)

W&R Target Funds, Inc. – Energy Portfolio
2007	1.25% to 2.50%	414,206	13.81 to 13.52	5,686,493	0.50%	49.40% to 47.50%
2006	1.25% to 2.15%	119,136	9.24 to 9.19	1,099,087	1.03%	-7.59% to -8.15% (a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

W&R Target Funds, Inc. – Global Natural Resources Portfolio
2007	1.25% to 2.70%	1,385,133	$ 21.54 to 20.73	$29,602,978	0.03%	41.70% to 39.61%
2006	1.25% to 2.70%	835,359	15.20 to 14.85	12,648,099	0.47%	23.93% to 22.11%
2005	1.25% to 2.70%	279,201	12.27 to 12.16	3,418,910	0.00%	22.65% to 21.61%	(a) (b)

W&R Target Funds, Inc. – Growth Portfolio
2007	1.25% to 3.10%	5,000,421	14.01 to 13.03	70,111,309	0.00%	24.23% to 21.89%
2006	1.25% to 3.10%	4,510,514	11.28 to 10.69	51,204,870	0.00%	3.73% to 1.79%
2005	1.25% to 3.10%	3,669,245	10.87 to 10.50	40,431,316	0.00%	9.84% to 7.79%
2004	1.25% to 2.75%	2,098,409	9.90 to 9.77	21,316,692	0.52%	-1.03% to -2.29%	(a) (b)
2003	1.50%	54,968	11.97	657,969	0.00%	21.21%

W&R Target Funds, Inc. – High Income Portfolio
2007	1.25% to 2.60%	1,479,099	12.18 to 11.56	18,515,978	8.95%	2.56% to 1.15%
2006	1.25% to 2.60%	1,063,343	11.88 to 11.43	13,011,839	8.01%	8.89% to 7.41%
2005	1.25% to 2.60%	827,416	10.91 to 10.64	9,360,824	9.45%	1.27% to -0.11%
2004	1.25% to 2.60%	484,274	10.77 to 10.65	5,459,781	12.44%	7.74% to 6.51%	(a) (b)
2003	1.50%	18,880	12.08	228,081	12.27%	17.94%

W&R Target Funds, Inc. – International Growth Portfolio
2007	1.25% to 2.60%	1,044,989	17.75 to 16.84	19,081,552	0.68%	19.77% to 18.13%
2006	1.25% to 2.60%	683,784	14.82 to 14.25	10,497,858	0.73%	19.48% to 17.85%
2005	1.25% to 2.60%	452,034	12.40 to 12.10	5,834,890	2.60%	15.02% to 13.45%
2004	1.25% to 2.60%	277,459	10.78 to 10.66	3,126,650	1.19%	7.84% to 6.61%	(a) (b)
2003	1.50%	4,648	11.98	55,690	2.57%	23.02%

W&R Target Funds, Inc. – International Value Portfolio
2007	1.25% to 2.60%	1,026,584	17.31 to 16.42	18,058,252	1.87%	8.50% to 7.01%
2006	1.25% to 2.60%	758,800	15.96 to 15.35	12,311,318	2.15%	28.00% to 26.26%
2005	1.25% to 2.60%	517,152	12.47 to 12.16	6,581,487	2.97%	9.78% to 8.28%
2004	1.25% to 2.60%	191,781	11.36 to 11.23	2,221,395	1.89%	13.57% to 12.27%	(a) (b)

W&R Target Funds, Inc. – Limited-Term Bond Portfolio
2006	1.25% to 3.10%	674,324	10.26 to 9.73	6,889,675	3.87%	2.67% to 0.75%
2005	1.25% to 3.10%	588,192	10.00 to 9.66	5,873,806	3.83%	0.41% to -1.46%
2004	1.25% to 2.60%	401,599	9.95 to 9.84	4,011,714	5.30%	-0.45% to -1.59%	(a) (b)
2003	1.50%	10,488	10.31	108,111	3.98%	1.61%

W&R Target Funds, Inc. – Micro Cap Growth Portfolio
2007	1.25% to 2.45%	412,324	14.44 to 13.78	5,942,094	0.00%	5.15% to 3.86%
2006	1.25% to 2.45%	378,791	13.73 to 13.26	5,208,498	0.00%	10.86% to 9.52%
2005	1.25% to 2.45%	283,783	12.38 to 12.11	3,530,706	0.00%	19.36% to 17.92%
2004	1.25% to 2.45%	132,925	10.38 to 10.27	1,385,193	0.00%	3.76% to 2.70%	(a) (b)

W&R Target Funds, Inc. – Mid Cap Growth Portfolio
2007	1.25% to 2.60%	1,714,836	13.52 to 13.05	22,883,802	0.02%	11.20% to 9.67%
2006	1.25% to 2.60%	1,159,802	12.16 to 11.90	13,981,814	0.55%	7.20% to 5.74%
2005	1.25% to 2.45%	288,042	11.34 to 11.26	3,256,281	0.00%	13.41% to 12.61%	(a) (b)

W&R Target Funds, Inc. – Money Market Portfolio
2007	1.25% to 2.60%	792,315	10.71 to 10.14	8,384,027	4.39%	3.30% to 1.88%
2006	1.25% to 2.60%	718,111	10.37 to 9.95	7,377,959	4.07%	3.02% to 1.61%
2005	1.25% to 2.45%	321,848	10.06 to 9.82	3,213,125	2.33%	1.21% to -0.01%
2004	1.25% to 2.40%	193,590	9.94 to 9.83	1,916,302	0.65%	-0.57% to -1.72%
2003	1.50%	170	9.88	1,680	0.36%	-0.99%

W&R Target Funds, Inc. – Mortgage Securities Portfolio
2007	1.25% to 2.50%	684,413	10.87 to 10.41	7,351,321	3.65%	2.10% to 0.80%
2006	1.25% to 2.50%	549,710	10.65 to 10.33	5,801,626	5.87%	3.47% to 2.16%
2005	1.25% to 2.45%	306,412	10.29 to 10.12	3,138,395	6.53%	0.72% to -0.50%
2004	1.25% to 1.90%	58,127	10.22 to 10.19	593,116	3.68%	2.18% to 1.90%	(a) (b)

W&R Target Funds, Inc. – Real Estate Securities Portfolio
2007	1.25% to 2.60%	725,842	14.43 to 13.77	10,392,221	0.61%	-17.12% to -18.26%
2006	1.25% to 2.60%	655,692	17.41 to 16.84	11,346,461	0.91%	28.46% to 26.72%
2005	1.25% to 2.60%	401,576	13.55 to 13.29	5,421,381	2.17%	9.45% to 7.96%
2004	1.25% to 2.00%	93,058	12.38 to 12.34	1,150,713	1.03%	23.80% to 23.42%	(a) (b)

(Continued)

NATIONWIDE VARIABLE ACCOUNT-12 (NOTES TO FINANCIAL STATEMENTS, Continued)

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

W&R Target Funds, Inc. – Science and Technology Portfolio
2007	1.25% to 2.70%	1,673,037	$ 16.28 to 15.38	$28,396,895	0.00%	22.80% to 20.99%
2006	1.25% to 2.70%	1,289,943	13.25 to 12.71	17,970,932	0.00%	6.53% to 4.97%
2005	1.25% to 2.70%	1,010,750	12.44 to 12.11	13,274,030	0.00%	15.78% to 14.09%
2004	1.25% to 2.60%	584,541	10.75 to 10.62	6,672,864	0.00%	7.46% to 6.23%	(a) (b)
2003	1.50%	11,420	12.84	146,648	0.00%	28.50%

W&R Target Funds, Inc. – Small Cap Growth Portfolio
2007	1.25% to 2.60%	992,086	13.86 to 13.14	14,518,178	0.00%	12.09% to 10.55%
2006	1.25% to 2.60%	850,262	12.36 to 11.89	11,187,197	0.00%	3.74% to 2.33%
2005	1.25% to 2.60%	684,868	11.92 to 11.62	8,721,715	0.00%	11.48% to 9.96%
2004	1.25% to 2.60%	404,211	10.69 to 10.57	4,639,772	0.00%	6.89% to 5.67%	(a) (b)
2003	1.50%	14,658	13.88	203,401	0.00%	33.73%

W&R Target Funds, Inc. – Small Cap Value Portfolio
2007	1.25% to 2.60%	764,876	12.14 to 11.51	9,405,602	0.01%	-5.34% to -6.64%
2006	1.25% to 2.60%	692,952	12.82 to 12.33	9,024,746	0.15%	15.39% to 13.82%
2005	1.25% to 2.60%	631,464	11.11 to 10.84	7,149,786	0.00%	2.85% to 1.45%
2004	1.25% to 2.60%	345,169	10.80 to 10.68	3,794,086	0.00%	8.04% to 6.80%	(a) (b)

W&R Target Funds, Inc. – Value Portfolio
2007	1.25% to 3.10%	2,921,920	12.92 to 12.02	38,028,729	1.04%	0.62% to -1.28%
2006	1.25% to 3.10%	2,619,510	12.84 to 12.18	34,060,454	1.17%	15.42% to 13.27%
2005	1.25% to 3.10%	2,337,388	11.13 to 10.75	26,552,556	1.84%	3.12% to 1.20%
2004	1.25% to 2.75%	1,268,168	10.79 to 10.65	14,114,566	1.92%	7.92% to 6.55%	(a) (b)
2003	1.50%	19,279	12.61	243,059	0.93%	23.24%

2007 Reserves for annuity contracts in payout phase:				19,075

2007 Contract owners’ equity				$721,521,134

2006 Contract owners’ equity				$405,080,326

2005 Contract owners’ equity				$245,902,427

2004 Contract owners’ equity				$113,338,638

2003 Contract owners’ equity				$3,251,446

*	This represents the annual contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges or annual contract maintenance charges, that result in direct reductions to the contractholder accounts through reductions in unit values or redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses assessed through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b)	Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and

    Contract Owners of Nationwide Variable Account-12:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide Variable Account-12 (comprised of the sub-accounts listed in note 1(b) (collectively, “the Accounts”)) as of December 31, 2007, and the related statements of operations and changes in contract owners’ equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2007, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2007, and the results of their operations, changes in contract owners’ equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 18, 2008

NATIONWIDE LIFE INSURANCE COMPANY HOME OFFICE: ONE NATIONWIDE PLAZA • COLUMBUS, OHIO 43215-2220	PRSRT STD U.S. POSTAGE PAID NATIONWIDE

Nationwide® is a registered federal service mark of Nationwide Mutual Insurance Company